Operating Lease Liabilities - Schedule of Weighted-Average Lease Terms and Discount Rates for Operating Leases (Details)	Dec. 31, 2024
Weighted average remaining lease term (Years)
Operating leases Weighted average remaining lease term (Years)	4 years
Weighted average discount rate (%)
Operating leases Weighted average discount rate (%)	6.00%